Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 5,803,499		$ 6,111,165	[1]
ECA-Guaranteed Financings [Member]
Debt Instrument [Line Items]
Long-term Debt	1,675,387		1,662,810	[1]
Debt, weighted average interest rate	2.47%
Debt, Maturity	2024
ALS I [Member]
Debt Instrument [Line Items]
Long-term Debt			640,332	[1]
ALS II [Member]
Debt Instrument [Line Items]
Long-term Debt	572,270		693,180	[1]
Debt, weighted average interest rate	2.06%
Debt, Maturity	2038
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	538,024		461,421	[1]
Debt, weighted average interest rate	3.11%
Debt, Maturity	2016
Genesis Securitization [Member]
Debt Instrument [Line Items]
Long-term Debt	549,288		624,973	[1]
Debt, weighted average interest rate	0.45%
Debt, Maturity	2032
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	188,393		262,302	[1]
Debt, weighted average interest rate	1.79%
Debt, Maturity	2015
Skyfunding I And II Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt	507,475		133,669	[1]
Debt, weighted average interest rate	3.83%
Debt, Maturity	2022
Senior Unsecured Notes Due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	300,000
Debt, weighted average interest rate	6.38%
Debt, Maturity	2017
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	64,280	[2]	64,280	[1],[2]
Debt, weighted average interest rate	19.35%	[2]
Debt, Maturity	2022	[2]
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,408,382		$ 1,568,198	[1]
Debt, weighted average interest rate	3.71%
Debt, Maturity	2023

[1]	As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.
[2]	Subordinated debt issued to two of our joint venture partners in 2008 and 2010.